Investment in Evofem (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 10, 2019 USD ($) $ / shares shares	Apr. 11, 2019 USD ($) $ / shares shares	Dec. 15, 2015 shares
Debt and Equity Securities, FV-NI [Line Items]
Investment Owned, Balance, Shares | shares						1,700,000
Unrealized Gain (Loss) on Investments	$ 36,402	$ 0	$ 0
Gain (Loss) on Investments	0	$ 764	$ 0
Evofem [Member]
Debt and Equity Securities, FV-NI [Line Items]
Investment Owned, at Cost	$ 60,000
Tranche 1 of investment					$ 30,000
Investment Owned, Balance, Shares | shares					6,666,667
Tranche 2 of investment				$ 30,000
Shares acquired | shares				6,666,667
Cost of investment, per share | $ / shares				$ 4.50	$ 4.50
Warrants acquired | shares				1,666,667	1,666,667
Warrants and Rights Outstanding, Term					7 years
Warrant exercise price | $ / shares	$ 6.38
Investment ownership percentage	28.00%
Unrealized Gain (Loss) on Investments	$ 36,400
Board member appointed				1
Board observer appointed				1
Warrant [Member] | Evofem [Member]
Debt and Equity Securities, FV-NI [Line Items]
Gain (Loss) on Investments	4,800
Common Stock [Member] | Evofem [Member]
Debt and Equity Securities, FV-NI [Line Items]
Unrealized Gain (Loss) on Investments	$ 31,600